Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Amounts due to related parties：
Amounts due to related parties	¥ 5,492	$ 785	¥ 1,350
Hainan Huiliu [Member]
Amounts due to related parties：
Amounts due to related parties	492	70	1,350
Peilin Yu [Member]
Amounts due to related parties：
Amounts due to related parties	¥ 5,000	$ 715